UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863106.105

ASCS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.7%
Dorman Products, Inc.	238,051	$ 8,244
Gentex Corp.	321,260	6,146
Tenneco, Inc. (a)	239,484	8,372
		22,762
Hotels, Restaurants & Leisure - 1.4%
BJ's Restaurants, Inc. (a)	249,600	7,980
Life Time Fitness, Inc. (a)	228,501	11,592
		19,572
Household Durables - 1.3%
Ethan Allen Interiors, Inc. (d)	295,310	8,537
KB Home	480,489	9,163
		17,700
Internet & Catalog Retail - 0.7%
HSN, Inc.	171,493	10,221
Leisure Equipment & Products - 1.0%
Brunswick Corp.	367,396	13,285
Media - 0.8%
Cinemark Holdings, Inc.	255,717	7,196
MDC Partners, Inc. Class A (sub. vtg.)	342,500	4,360
		11,556
Multiline Retail - 0.6%
Dollarama, Inc.	127,334	7,747
Specialty Retail - 4.7%
Ascena Retail Group, Inc. (a)	657,206	11,140
Conn's, Inc. (a)	335,627	9,545
DSW, Inc. Class A	102,033	6,829
Francescas Holdings Corp. (a)(d)	379,652	10,782
GameStop Corp. Class A (d)	339,800	7,883
Genesco, Inc. (a)	182,375	11,367
Signet Jewelers Ltd.	123,470	7,727
		65,273
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	227,235	8,517
Steven Madden Ltd. (a)	277,698	12,796
		21,313
TOTAL CONSUMER DISCRETIONARY		189,429
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.6%
Fresh Market, Inc. (a)	120,778	$ 5,905
Susser Holdings Corp. (a)	189,165	7,918
United Natural Foods, Inc. (a)	152,245	8,218
		22,041
Food Products - 1.8%
Calavo Growers, Inc.	225,774	5,624
Fresh Del Monte Produce, Inc.	273,387	7,204
Post Holdings, Inc. (a)	171,052	6,498
WhiteWave Foods Co. (d)	332,315	5,380
		24,706
TOTAL CONSUMER STAPLES		46,747
ENERGY - 6.3%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	149,000	7,863
Total Energy Services, Inc.	391,900	5,972
		13,835
Oil, Gas & Consumable Fuels - 5.3%
Atlas Pipeline Partners LP	239,259	8,264
Cloud Peak Energy, Inc. (a)	417,100	7,303
Energen Corp.	43,562	2,097
Genesis Energy LP	124,500	5,016
PDC Energy, Inc. (a)	313,591	11,612
Rosetta Resources, Inc. (a)	242,999	12,884
Stone Energy Corp. (a)	425,599	9,576
Targa Resources Corp.	155,300	9,374
Western Refining, Inc.	199,072	6,695
		72,821
TOTAL ENERGY		86,656
FINANCIALS - 21.8%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	57,800	8,319
Waddell & Reed Financial, Inc. Class A	340,359	13,512
		21,831
Commercial Banks - 7.4%
Associated Banc-Corp.	904,223	12,903
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BancFirst Corp.	23,205	$ 949
Bank of the Ozarks, Inc.	294,400	10,693
BBCN Bancorp, Inc.	836,786	10,117
Bridge Capital Holdings (a)	322,552	5,061
Cathay General Bancorp	336,652	6,534
City National Corp.	241,513	12,791
MB Financial, Inc.	417,300	9,335
National Penn Bancshares, Inc.	963,298	9,392
PacWest Bancorp	540,375	14,849
UMB Financial Corp.	202,000	8,943
		101,567
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	156,400	13,267
Amerisafe, Inc. (a)	417,800	11,966
Primerica, Inc.	311,100	10,229
ProAssurance Corp.	243,584	10,971
		46,433
Real Estate Investment Trusts - 8.3%
American Assets Trust, Inc.	330,429	9,549
Colonial Properties Trust (SBI)	529,477	11,601
DCT Industrial Trust, Inc.	1,693,000	11,953
Glimcher Realty Trust	1,187,640	13,207
Highwoods Properties, Inc. (SBI)	368,100	13,252
Home Properties, Inc.	159,066	9,778
National Retail Properties, Inc. (d)	356,263	11,408
Parkway Properties, Inc.	542,453	8,592
Ramco-Gershenson Properties Trust (SBI)	970,450	14,673
Sovran Self Storage, Inc.	157,763	10,292
		114,305
Thrifts & Mortgage Finance - 1.1%
ViewPoint Financial Group	369,526	7,815
Washington Federal, Inc.	357,830	6,294
WSFS Financial Corp.	21,127	961
		15,070
TOTAL FINANCIALS		299,206
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.8%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	519,254	$ 4,663
ARIAD Pharmaceuticals, Inc. (a)	190,004	3,777
BioMarin Pharmaceutical, Inc. (a)	77,756	4,268
Discovery Laboratories, Inc. (a)	1,024,176	2,304
Dynavax Technologies Corp. (a)	1,367,874	4,227
Infinity Pharmaceuticals, Inc. (a)	144,508	4,978
Insmed, Inc. (a)	452,771	2,649
Isis Pharmaceuticals, Inc. (a)	431,728	6,273
Medivation, Inc. (a)	74,586	4,054
MEI Pharma, Inc. (a)(d)	119,664	598
Merrimack Pharmaceuticals, Inc. (d)	497,634	3,021
Novavax, Inc. (a)	1,933,587	3,461
OncoGenex Pharmaceuticals, Inc. (a)	208,229	2,740
Pharmacyclics, Inc. (a)	58,652	4,066
Rigel Pharmaceuticals, Inc. (a)	335,100	2,198
Synageva BioPharma Corp. (a)	84,284	3,899
Theravance, Inc. (a)	230,869	5,137
Threshold Pharmaceuticals, Inc. (a)	496,969	2,296
XOMA Corp. (a)(d)	1,216,959	3,274
		67,883
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	169,029	5,301
Cerus Corp. (a)	1,230,255	3,900
Conceptus, Inc. (a)	242,936	5,019
Haemonetics Corp. (a)	96,421	4,044
ICU Medical, Inc. (a)	77,312	4,674
Sirona Dental Systems, Inc. (a)	54,033	3,592
		26,530
Health Care Providers & Services - 1.4%
BioScrip, Inc. (a)	372,555	4,184
Magellan Health Services, Inc. (a)	54,453	2,793
MEDNAX, Inc. (a)	47,555	4,069
Team Health Holdings, Inc. (a)	150,698	5,104
Universal Health Services, Inc. Class B	53,427	3,026
		19,176
Health Care Technology - 1.2%
MedAssets, Inc. (a)	417,258	8,157
Medidata Solutions, Inc. (a)	172,065	8,051
		16,208
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	145,015	$ 5,110
Pharmaceuticals - 1.0%
Biodelivery Sciences International, Inc. (a)(d)	728,118	3,175
ViroPharma, Inc. (a)	224,122	5,975
XenoPort, Inc. (a)	474,500	3,981
		13,131
TOTAL HEALTH CARE		148,038
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	80,375	5,202
Teledyne Technologies, Inc. (a)	188,442	12,863
		18,065
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	299,748	11,034
UTI Worldwide, Inc.	293,100	4,326
		15,360
Building Products - 0.6%
Armstrong World Industries, Inc.	156,658	8,615
Commercial Services & Supplies - 1.5%
Swisher Hygiene, Inc. (a)	986,560	1,332
Tetra Tech, Inc. (a)	313,881	8,996
United Stationers, Inc.	303,984	10,135
		20,463
Construction & Engineering - 1.8%
Foster Wheeler AG (a)	305,272	7,971
MasTec, Inc. (a)	321,490	9,098
URS Corp.	167,700	6,956
		24,025
Electrical Equipment - 0.8%
General Cable Corp. (a)	323,390	10,872
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	134,700	8,641
Machinery - 2.2%
Actuant Corp. Class A	311,421	9,181
Harsco Corp.	269,819	6,878
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	255,933	$ 7,906
Wabtec Corp.	63,929	5,985
		29,950
Marine - 0.2%
DryShips, Inc. (a)(d)	1,414,697	3,056
Professional Services - 2.9%
Advisory Board Co. (a)	58,964	3,198
Dun & Bradstreet Corp.	102,894	8,390
Manpower, Inc.	204,096	10,511
Stantec, Inc.	281,300	11,524
Towers Watson & Co.	104,600	6,389
		40,012
Road & Rail - 0.5%
Ryder System, Inc.	108,441	6,157
Trading Companies & Distributors - 1.3%
Kaman Corp.	219,500	7,977
Watsco, Inc.	138,223	10,415
		18,392
TOTAL INDUSTRIALS		203,608
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc. (a)	1,702,725	9,740
Finisar Corp. (a)(d)	619,838	9,607
Infinera Corp. (a)	189,000	1,348
NETGEAR, Inc. (a)	109,564	3,847
Polycom, Inc. (a)	617,974	6,816
Riverbed Technology, Inc. (a)	157,459	3,055
Sonus Networks, Inc. (a)	607,979	1,380
		35,793
Computers & Peripherals - 2.3%
NCR Corp. (a)	306,400	8,509
Quantum Corp. (a)	5,049,141	6,867
SanDisk Corp. (a)	67,460	3,372
Super Micro Computer, Inc. (a)	722,415	8,943
Synaptics, Inc. (a)	129,648	4,548
		32,239
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	111,913	$ 4,300
Fabrinet (a)	562,739	8,238
InvenSense, Inc. (a)	412,119	6,017
Universal Display Corp. (a)	124,424	3,461
		22,016
Internet Software & Services - 1.9%
Active Network, Inc. (a)	532,707	2,946
Bankrate, Inc. (a)	707,050	8,746
EarthLink, Inc.	296,380	2,015
Stamps.com, Inc. (a)	266,263	7,186
Web.com Group, Inc. (a)	320,870	5,198
		26,091
IT Services - 3.2%
Euronet Worldwide, Inc. (a)	450,784	11,031
ExlService Holdings, Inc. (a)	359,215	10,654
Pactera Technology International Ltd. ADR	475,065	3,815
Sapient Corp. (a)	1,154,237	13,978
ServiceSource International, Inc. (a)	742,088	4,490
		43,968
Semiconductors & Semiconductor Equipment - 2.4%
Atmel Corp. (a)	491,900	3,296
Entegris, Inc. (a)	670,077	6,607
Integrated Device Technology, Inc. (a)	628,962	4,547
RF Micro Devices, Inc. (a)	1,588,917	7,945
Skyworks Solutions, Inc. (a)	308,042	7,375
Spreadtrum Communications, Inc. ADR	199,118	3,086
		32,856
Software - 4.2%
MICROS Systems, Inc. (a)	202,476	9,320
Nuance Communications, Inc. (a)	574,183	13,809
Parametric Technology Corp. (a)	444,840	10,311
QLIK Technologies, Inc. (a)	188,600	4,189
Solera Holdings, Inc.	121,451	6,657
Synchronoss Technologies, Inc. (a)	217,756	5,185
Verint Systems, Inc. (a)	239,037	8,079
		57,550
TOTAL INFORMATION TECHNOLOGY		250,513
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.9%
Chemicals - 1.9%
Axiall Corp. (d)	170,906	$ 9,601
Cabot Corp.	175,606	6,573
Kraton Performance Polymers, Inc. (a)	255,501	6,707
Zoltek Companies, Inc. (a)(d)	423,365	3,450
		26,331
Construction Materials - 0.5%
Eagle Materials, Inc.	112,171	7,265
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	144,567	6,202
Metals & Mining - 1.7%
Carpenter Technology Corp.	144,732	7,574
Coeur d'Alene Mines Corp. (a)	281,100	6,100
Worthington Industries, Inc.	337,600	9,277
		22,951
Paper & Forest Products - 0.3%
Canfor Corp. (a)	226,700	4,178
TOTAL MATERIALS		66,927
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	1,992,470	5,878
UTILITIES - 2.8%
Electric Utilities - 2.3%
Allete, Inc.	79,800	3,682
Cleco Corp.	188,600	8,063
IDACORP, Inc.	143,207	6,646
PNM Resources, Inc.	312,649	6,678
UNS Energy Corp.	130,000	5,888
		30,957
Gas Utilities - 0.5%
Atmos Energy Corp.	182,606	6,822
TOTAL UTILITIES		37,779
TOTAL COMMON STOCKS (Cost $1,208,656)		1,334,781
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(f) (Cost $1,617)	329,266	$ 1,617
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (e) (Cost $500)	$ 500	500
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	46,890,850	46,891
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	37,963,850	37,964
TOTAL MONEY MARKET FUNDS (Cost $84,855)		84,855
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,295,628)		1,421,753
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(47,651)
NET ASSETS - 100%		$ 1,374,102
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
18 NYFE Russell 2000 Mini Index Contracts	March 2013	$ 1,620	$ 24

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $500,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	250
Total	$ 264
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,429	$ 189,429	$ -	$ -
Consumer Staples	46,747	46,747	-	-
Energy	86,656	86,656	-	-
Financials	299,206	299,206	-	-
Health Care	149,655	148,038	-	1,617
Industrials	203,608	202,276	1,332	-
Information Technology	250,513	250,513	-	-
Materials	66,927	66,927	-	-
Telecommunication Services	5,878	5,878	-	-
Utilities	37,779	37,779	-	-
U.S. Government and Government Agency Obligations	500	-	500	-
Money Market Funds	84,855	84,855	-	-
Total Investments in Securities:	$ 1,421,753	$ 1,418,304	$ 1,832	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 24	$ 24	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,297,232,000. Net unrealized appreciation aggregated $124,521,000, of which $188,883,000 related to appreciated investment securities and $64,362,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

January 31, 2013

1.813071.108

SCS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.7%
Dorman Products, Inc.	238,051	$ 8,244
Gentex Corp.	321,260	6,146
Tenneco, Inc. (a)	239,484	8,372
		22,762
Hotels, Restaurants & Leisure - 1.4%
BJ's Restaurants, Inc. (a)	249,600	7,980
Life Time Fitness, Inc. (a)	228,501	11,592
		19,572
Household Durables - 1.3%
Ethan Allen Interiors, Inc. (d)	295,310	8,537
KB Home	480,489	9,163
		17,700
Internet & Catalog Retail - 0.7%
HSN, Inc.	171,493	10,221
Leisure Equipment & Products - 1.0%
Brunswick Corp.	367,396	13,285
Media - 0.8%
Cinemark Holdings, Inc.	255,717	7,196
MDC Partners, Inc. Class A (sub. vtg.)	342,500	4,360
		11,556
Multiline Retail - 0.6%
Dollarama, Inc.	127,334	7,747
Specialty Retail - 4.7%
Ascena Retail Group, Inc. (a)	657,206	11,140
Conn's, Inc. (a)	335,627	9,545
DSW, Inc. Class A	102,033	6,829
Francescas Holdings Corp. (a)(d)	379,652	10,782
GameStop Corp. Class A (d)	339,800	7,883
Genesco, Inc. (a)	182,375	11,367
Signet Jewelers Ltd.	123,470	7,727
		65,273
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc. (a)	227,235	8,517
Steven Madden Ltd. (a)	277,698	12,796
		21,313
TOTAL CONSUMER DISCRETIONARY		189,429
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.6%
Fresh Market, Inc. (a)	120,778	$ 5,905
Susser Holdings Corp. (a)	189,165	7,918
United Natural Foods, Inc. (a)	152,245	8,218
		22,041
Food Products - 1.8%
Calavo Growers, Inc.	225,774	5,624
Fresh Del Monte Produce, Inc.	273,387	7,204
Post Holdings, Inc. (a)	171,052	6,498
WhiteWave Foods Co. (d)	332,315	5,380
		24,706
TOTAL CONSUMER STAPLES		46,747
ENERGY - 6.3%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	149,000	7,863
Total Energy Services, Inc.	391,900	5,972
		13,835
Oil, Gas & Consumable Fuels - 5.3%
Atlas Pipeline Partners LP	239,259	8,264
Cloud Peak Energy, Inc. (a)	417,100	7,303
Energen Corp.	43,562	2,097
Genesis Energy LP	124,500	5,016
PDC Energy, Inc. (a)	313,591	11,612
Rosetta Resources, Inc. (a)	242,999	12,884
Stone Energy Corp. (a)	425,599	9,576
Targa Resources Corp.	155,300	9,374
Western Refining, Inc.	199,072	6,695
		72,821
TOTAL ENERGY		86,656
FINANCIALS - 21.8%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	57,800	8,319
Waddell & Reed Financial, Inc. Class A	340,359	13,512
		21,831
Commercial Banks - 7.4%
Associated Banc-Corp.	904,223	12,903
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BancFirst Corp.	23,205	$ 949
Bank of the Ozarks, Inc.	294,400	10,693
BBCN Bancorp, Inc.	836,786	10,117
Bridge Capital Holdings (a)	322,552	5,061
Cathay General Bancorp	336,652	6,534
City National Corp.	241,513	12,791
MB Financial, Inc.	417,300	9,335
National Penn Bancshares, Inc.	963,298	9,392
PacWest Bancorp	540,375	14,849
UMB Financial Corp.	202,000	8,943
		101,567
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	156,400	13,267
Amerisafe, Inc. (a)	417,800	11,966
Primerica, Inc.	311,100	10,229
ProAssurance Corp.	243,584	10,971
		46,433
Real Estate Investment Trusts - 8.3%
American Assets Trust, Inc.	330,429	9,549
Colonial Properties Trust (SBI)	529,477	11,601
DCT Industrial Trust, Inc.	1,693,000	11,953
Glimcher Realty Trust	1,187,640	13,207
Highwoods Properties, Inc. (SBI)	368,100	13,252
Home Properties, Inc.	159,066	9,778
National Retail Properties, Inc. (d)	356,263	11,408
Parkway Properties, Inc.	542,453	8,592
Ramco-Gershenson Properties Trust (SBI)	970,450	14,673
Sovran Self Storage, Inc.	157,763	10,292
		114,305
Thrifts & Mortgage Finance - 1.1%
ViewPoint Financial Group	369,526	7,815
Washington Federal, Inc.	357,830	6,294
WSFS Financial Corp.	21,127	961
		15,070
TOTAL FINANCIALS		299,206
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.8%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	519,254	$ 4,663
ARIAD Pharmaceuticals, Inc. (a)	190,004	3,777
BioMarin Pharmaceutical, Inc. (a)	77,756	4,268
Discovery Laboratories, Inc. (a)	1,024,176	2,304
Dynavax Technologies Corp. (a)	1,367,874	4,227
Infinity Pharmaceuticals, Inc. (a)	144,508	4,978
Insmed, Inc. (a)	452,771	2,649
Isis Pharmaceuticals, Inc. (a)	431,728	6,273
Medivation, Inc. (a)	74,586	4,054
MEI Pharma, Inc. (a)(d)	119,664	598
Merrimack Pharmaceuticals, Inc. (d)	497,634	3,021
Novavax, Inc. (a)	1,933,587	3,461
OncoGenex Pharmaceuticals, Inc. (a)	208,229	2,740
Pharmacyclics, Inc. (a)	58,652	4,066
Rigel Pharmaceuticals, Inc. (a)	335,100	2,198
Synageva BioPharma Corp. (a)	84,284	3,899
Theravance, Inc. (a)	230,869	5,137
Threshold Pharmaceuticals, Inc. (a)	496,969	2,296
XOMA Corp. (a)(d)	1,216,959	3,274
		67,883
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	169,029	5,301
Cerus Corp. (a)	1,230,255	3,900
Conceptus, Inc. (a)	242,936	5,019
Haemonetics Corp. (a)	96,421	4,044
ICU Medical, Inc. (a)	77,312	4,674
Sirona Dental Systems, Inc. (a)	54,033	3,592
		26,530
Health Care Providers & Services - 1.4%
BioScrip, Inc. (a)	372,555	4,184
Magellan Health Services, Inc. (a)	54,453	2,793
MEDNAX, Inc. (a)	47,555	4,069
Team Health Holdings, Inc. (a)	150,698	5,104
Universal Health Services, Inc. Class B	53,427	3,026
		19,176
Health Care Technology - 1.2%
MedAssets, Inc. (a)	417,258	8,157
Medidata Solutions, Inc. (a)	172,065	8,051
		16,208
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	145,015	$ 5,110
Pharmaceuticals - 1.0%
Biodelivery Sciences International, Inc. (a)(d)	728,118	3,175
ViroPharma, Inc. (a)	224,122	5,975
XenoPort, Inc. (a)	474,500	3,981
		13,131
TOTAL HEALTH CARE		148,038
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	80,375	5,202
Teledyne Technologies, Inc. (a)	188,442	12,863
		18,065
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	299,748	11,034
UTI Worldwide, Inc.	293,100	4,326
		15,360
Building Products - 0.6%
Armstrong World Industries, Inc.	156,658	8,615
Commercial Services & Supplies - 1.5%
Swisher Hygiene, Inc. (a)	986,560	1,332
Tetra Tech, Inc. (a)	313,881	8,996
United Stationers, Inc.	303,984	10,135
		20,463
Construction & Engineering - 1.8%
Foster Wheeler AG (a)	305,272	7,971
MasTec, Inc. (a)	321,490	9,098
URS Corp.	167,700	6,956
		24,025
Electrical Equipment - 0.8%
General Cable Corp. (a)	323,390	10,872
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	134,700	8,641
Machinery - 2.2%
Actuant Corp. Class A	311,421	9,181
Harsco Corp.	269,819	6,878
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	255,933	$ 7,906
Wabtec Corp.	63,929	5,985
		29,950
Marine - 0.2%
DryShips, Inc. (a)(d)	1,414,697	3,056
Professional Services - 2.9%
Advisory Board Co. (a)	58,964	3,198
Dun & Bradstreet Corp.	102,894	8,390
Manpower, Inc.	204,096	10,511
Stantec, Inc.	281,300	11,524
Towers Watson & Co.	104,600	6,389
		40,012
Road & Rail - 0.5%
Ryder System, Inc.	108,441	6,157
Trading Companies & Distributors - 1.3%
Kaman Corp.	219,500	7,977
Watsco, Inc.	138,223	10,415
		18,392
TOTAL INDUSTRIALS		203,608
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc. (a)	1,702,725	9,740
Finisar Corp. (a)(d)	619,838	9,607
Infinera Corp. (a)	189,000	1,348
NETGEAR, Inc. (a)	109,564	3,847
Polycom, Inc. (a)	617,974	6,816
Riverbed Technology, Inc. (a)	157,459	3,055
Sonus Networks, Inc. (a)	607,979	1,380
		35,793
Computers & Peripherals - 2.3%
NCR Corp. (a)	306,400	8,509
Quantum Corp. (a)	5,049,141	6,867
SanDisk Corp. (a)	67,460	3,372
Super Micro Computer, Inc. (a)	722,415	8,943
Synaptics, Inc. (a)	129,648	4,548
		32,239
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	111,913	$ 4,300
Fabrinet (a)	562,739	8,238
InvenSense, Inc. (a)	412,119	6,017
Universal Display Corp. (a)	124,424	3,461
		22,016
Internet Software & Services - 1.9%
Active Network, Inc. (a)	532,707	2,946
Bankrate, Inc. (a)	707,050	8,746
EarthLink, Inc.	296,380	2,015
Stamps.com, Inc. (a)	266,263	7,186
Web.com Group, Inc. (a)	320,870	5,198
		26,091
IT Services - 3.2%
Euronet Worldwide, Inc. (a)	450,784	11,031
ExlService Holdings, Inc. (a)	359,215	10,654
Pactera Technology International Ltd. ADR	475,065	3,815
Sapient Corp. (a)	1,154,237	13,978
ServiceSource International, Inc. (a)	742,088	4,490
		43,968
Semiconductors & Semiconductor Equipment - 2.4%
Atmel Corp. (a)	491,900	3,296
Entegris, Inc. (a)	670,077	6,607
Integrated Device Technology, Inc. (a)	628,962	4,547
RF Micro Devices, Inc. (a)	1,588,917	7,945
Skyworks Solutions, Inc. (a)	308,042	7,375
Spreadtrum Communications, Inc. ADR	199,118	3,086
		32,856
Software - 4.2%
MICROS Systems, Inc. (a)	202,476	9,320
Nuance Communications, Inc. (a)	574,183	13,809
Parametric Technology Corp. (a)	444,840	10,311
QLIK Technologies, Inc. (a)	188,600	4,189
Solera Holdings, Inc.	121,451	6,657
Synchronoss Technologies, Inc. (a)	217,756	5,185
Verint Systems, Inc. (a)	239,037	8,079
		57,550
TOTAL INFORMATION TECHNOLOGY		250,513
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.9%
Chemicals - 1.9%
Axiall Corp. (d)	170,906	$ 9,601
Cabot Corp.	175,606	6,573
Kraton Performance Polymers, Inc. (a)	255,501	6,707
Zoltek Companies, Inc. (a)(d)	423,365	3,450
		26,331
Construction Materials - 0.5%
Eagle Materials, Inc.	112,171	7,265
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	144,567	6,202
Metals & Mining - 1.7%
Carpenter Technology Corp.	144,732	7,574
Coeur d'Alene Mines Corp. (a)	281,100	6,100
Worthington Industries, Inc.	337,600	9,277
		22,951
Paper & Forest Products - 0.3%
Canfor Corp. (a)	226,700	4,178
TOTAL MATERIALS		66,927
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	1,992,470	5,878
UTILITIES - 2.8%
Electric Utilities - 2.3%
Allete, Inc.	79,800	3,682
Cleco Corp.	188,600	8,063
IDACORP, Inc.	143,207	6,646
PNM Resources, Inc.	312,649	6,678
UNS Energy Corp.	130,000	5,888
		30,957
Gas Utilities - 0.5%
Atmos Energy Corp.	182,606	6,822
TOTAL UTILITIES		37,779
TOTAL COMMON STOCKS (Cost $1,208,656)		1,334,781
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(f) (Cost $1,617)	329,266	$ 1,617
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (e) (Cost $500)	$ 500	500
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	46,890,850	46,891
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	37,963,850	37,964
TOTAL MONEY MARKET FUNDS (Cost $84,855)		84,855
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,295,628)		1,421,753
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(47,651)
NET ASSETS - 100%		$ 1,374,102
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
18 NYFE Russell 2000 Mini Index Contracts	March 2013	$ 1,620	$ 24

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $500,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	250
Total	$ 264
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,429	$ 189,429	$ -	$ -
Consumer Staples	46,747	46,747	-	-
Energy	86,656	86,656	-	-
Financials	299,206	299,206	-	-
Health Care	149,655	148,038	-	1,617
Industrials	203,608	202,276	1,332	-
Information Technology	250,513	250,513	-	-
Materials	66,927	66,927	-	-
Telecommunication Services	5,878	5,878	-	-
Utilities	37,779	37,779	-	-
U.S. Government and Government Agency Obligations	500	-	500	-
Money Market Funds	84,855	84,855	-	-
Total Investments in Securities:	$ 1,421,753	$ 1,418,304	$ 1,832	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 24	$ 24	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,297,232,000. Net unrealized appreciation aggregated $124,521,000, of which $188,883,000 related to appreciated investment securities and $64,362,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2013

1.813084.108

VAL-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.9%
Delphi Automotive PLC (a)	1,161,148	$ 44,890
Tenneco, Inc. (a)	548,263	19,167
		64,057
Automobiles - 0.2%
Harley-Davidson, Inc.	299,996	15,726
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	947,600	18,440
DeVry, Inc.	462,086	11,631
H&R Block, Inc.	1,036,338	23,597
Strayer Education, Inc. (d)	271,467	15,446
		69,114
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	632,004	20,692
Sonic Corp. (a)	1,426,088	15,915
		36,607
Household Durables - 1.7%
Harman International Industries, Inc.	416,008	18,629
Jarden Corp.	774,110	45,549
Whirlpool Corp.	444,695	51,309
		115,487
Internet & Catalog Retail - 0.8%
Liberty Media Corp.:
Interactive Series A (a)	1,882,303	40,018
Series A (a)	145,751	10,877
		50,895
Leisure Equipment & Products - 0.2%
Brunswick Corp.	324,255	11,725
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	843,269	12,345
DreamWorks Animation SKG, Inc. Class A (a)(d)	605,599	10,543
Kabel Deutschland Holding AG	106,600	8,644
McGraw-Hill Companies, Inc.	241,737	13,905
Omnicom Group, Inc.	241,743	13,122
Time Warner, Inc.	278,300	14,060
Valassis Communications, Inc. (d)	471,351	13,226
		85,845
Multiline Retail - 0.1%
Kohl's Corp.	139,900	6,476
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	328,083	$ 16,404
Advance Auto Parts, Inc.	232,945	17,126
American Eagle Outfitters, Inc.	600,898	12,144
Ascena Retail Group, Inc. (a)	2,679,026	45,409
Bed Bath & Beyond, Inc. (a)	276,360	16,222
Best Buy Co., Inc.	783,326	12,737
Chico's FAS, Inc.	865,173	15,513
Express, Inc. (a)	1,033,772	19,001
Guess?, Inc.	1,171,607	31,739
Jos. A. Bank Clothiers, Inc. (a)	415,258	16,835
Lowe's Companies, Inc.	645,910	24,667
OfficeMax, Inc.	1,167,804	12,589
Signet Jewelers Ltd.	243,767	15,255
Staples, Inc.	2,219,456	29,918
WH Smith PLC (d)	1,253,699	13,243
		298,802
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	428,400	15,768
TOTAL CONSUMER DISCRETIONARY		770,502
CONSUMER STAPLES - 5.3%
Beverages - 1.6%
Britvic PLC	1,327,918	9,452
Cott Corp.	1,359,567	12,336
Dr. Pepper Snapple Group, Inc.	349,235	15,740
Molson Coors Brewing Co. Class B	1,037,354	46,868
Monster Beverage Corp. (a)	286,325	13,715
Treasury Wine Estates Ltd.	2,239,992	11,095
		109,206
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	491,120	25,145
Kroger Co.	386,104	10,695
Walgreen Co.	284,914	11,385
		47,225
Food Products - 2.1%
Bunge Ltd.	277,346	22,093
ConAgra Foods, Inc.	892,740	29,184
Danone SA	318,500	22,073
Dean Foods Co. (a)	425,649	7,794
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Ingredion, Inc.	280,223	$ 18,514
The J.M. Smucker Co.	496,953	44,045
		143,703
Household Products - 0.5%
Reckitt Benckiser Group PLC	511,827	34,110
Tobacco - 0.4%
Lorillard, Inc.	711,299	27,790
TOTAL CONSUMER STAPLES		362,034
ENERGY - 8.9%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	963,558	61,003
Dresser-Rand Group, Inc. (a)	215,560	13,160
Fugro NV (Certificaten Van Aandelen)	258,700	15,679
Halliburton Co.	618,835	25,174
National Oilwell Varco, Inc.	313,531	23,245
Oil States International, Inc. (a)	188,479	14,622
Patterson-UTI Energy, Inc.	1,155,490	23,503
Rowan Companies PLC (a)	1,183,235	40,798
		217,184
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	497,590	39,817
BPZ Energy, Inc. (a)	2,283,600	7,193
Cloud Peak Energy, Inc. (a)	762,674	13,354
Energen Corp.	904,544	43,545
EQT Corp.	448,884	26,668
Exxon Mobil Corp.	309,824	27,875
Marathon Petroleum Corp.	928,986	68,940
Markwest Energy Partners LP	212,500	11,734
Noble Energy, Inc.	233,700	25,191
Northern Oil & Gas, Inc. (a)	488,200	8,075
Phillips 66	337,527	20,444
The Williams Companies, Inc.	1,112,608	38,997
Whiting Petroleum Corp. (a)	499,346	23,759
World Fuel Services Corp.	231,162	9,965
WPX Energy, Inc. (a)	1,285,560	19,322
		384,879
TOTAL ENERGY		602,063
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 25.6%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	411,270	$ 27,275
Bank of New York Mellon Corp.	211,604	5,747
Fortress Investment Group LLC	2,469,800	12,621
Invesco Ltd.	1,887,021	51,421
Morgan Stanley	1,343,871	30,707
State Street Corp.	722,463	40,205
TD Ameritrade Holding Corp.	159,888	3,100
The Blackstone Group LP	1,184,404	21,911
UBS AG	925,887	16,080
		209,067
Commercial Banks - 5.3%
Bank of Ireland (a)	91,544,536	17,642
CIT Group, Inc. (a)	1,467,840	62,163
DnB NOR ASA	1,202,695	16,820
First Citizen Bancshares, Inc.	128,401	22,388
First Citizen Bancshares, Inc. (g)	158,592	24,887
Heritage Financial Corp., Washington	69,395	981
Itau Unibanco Holding SA sponsored ADR	3,190,862	54,979
PNC Financial Services Group, Inc.	499,755	30,885
U.S. Bancorp	1,982,112	65,608
Wells Fargo & Co.	1,751,528	61,006
		357,359
Consumer Finance - 0.9%
Capital One Financial Corp.	318,100	17,915
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	1,101
SLM Corp.	2,533,110	42,784
		61,800
Diversified Financial Services - 1.4%
Deutsche Boerse AG	257,700	16,955
JPMorgan Chase & Co.	838,121	39,434
Moody's Corp.	342,797	18,792
The NASDAQ Stock Market, Inc.	821,115	23,254
		98,435
Insurance - 8.1%
AFLAC, Inc.	891,572	47,307
Aon PLC	385,839	22,278
Berkshire Hathaway, Inc. Class B (a)	1,169,038	113,315
Fairfax Financial Holdings Ltd. (sub. vtg.)	160,961	57,774
Greenlight Capital Re, Ltd. (a)	495,556	11,918
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	996,905	$ 24,723
MetLife, Inc.	768,364	28,691
Old Republic International Corp.	4,405,229	50,220
Progressive Corp.	307,400	6,913
Prudential Financial, Inc.	310,422	17,967
Reinsurance Group of America, Inc.	461,493	26,485
StanCorp Financial Group, Inc.	939,675	36,544
Torchmark Corp.	621,201	34,607
Unum Group	949,704	22,138
Validus Holdings Ltd.	1,308,038	47,626
		548,506
Real Estate Investment Trusts - 4.3%
American Tower Corp.	474,091	36,102
Boston Properties, Inc.	230,752	24,294
Corporate Office Properties Trust (SBI)	249,000	6,589
Douglas Emmett, Inc.	868,917	20,263
Equity Lifestyle Properties, Inc.	509,192	36,458
HCP, Inc.	54,527	2,530
Health Care REIT, Inc.	114,009	7,164
MFA Financial, Inc.	2,042,002	18,358
Prologis, Inc.	936,385	37,362
Realty Income Corp.	11,500	502
Ryman Hospitality Properties, Inc.	49,600	1,983
Simon Property Group, Inc.	48,300	7,737
SL Green Realty Corp.	291,973	23,469
Ventas, Inc.	798,255	52,916
Weyerhaeuser Co.	579,404	17,452
		293,179
Real Estate Management & Development - 2.3%
Brookfield Asset Management, Inc. Class A (d)	130,400	4,813
CBRE Group, Inc. (a)	1,515,741	32,710
Forest City Enterprises, Inc. Class A (a)	1,430,719	24,193
Forestar Group, Inc. (a)	1,185,671	22,563
Kennedy-Wilson Holdings, Inc.	5,044,849	75,622
		159,901
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
People's United Financial, Inc.	866,045	$ 10,661
TOTAL FINANCIALS		1,738,908
HEALTH CARE - 7.4%
Biotechnology - 0.3%
Elan Corp. PLC sponsored ADR (a)	1,839,600	19,334
Health Care Equipment & Supplies - 2.1%
Alere, Inc. (a)	224,051	4,763
Boston Scientific Corp. (a)	2,027,822	15,148
CareFusion Corp. (a)	975,092	30,267
Hologic, Inc. (a)	425,155	10,136
St. Jude Medical, Inc.	151,100	6,150
Stryker Corp.	350,459	21,956
Teleflex, Inc.	93,858	7,039
The Cooper Companies, Inc.	72,324	7,330
Zimmer Holdings, Inc.	497,625	37,123
		139,912
Health Care Providers & Services - 3.1%
Brookdale Senior Living, Inc. (a)	131,800	3,560
CIGNA Corp.	493,725	28,804
Emeritus Corp. (a)	1,399,133	37,889
Express Scripts Holding Co. (a)	210,716	11,256
Humana, Inc.	282,576	21,012
McKesson Corp.	207,304	21,815
MEDNAX, Inc. (a)	247,997	21,219
Molina Healthcare, Inc. (a)	373,600	10,726
Quest Diagnostics, Inc.	241,900	14,018
UnitedHealth Group, Inc.	125,800	6,945
Universal Health Services, Inc. Class B	623,790	35,331
		212,575
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	252,900	2,802
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	398,373	25,771
PerkinElmer, Inc.	36,430	1,284
QIAGEN NV (a)	92,603	1,945
		29,000
Pharmaceuticals - 1.5%
Actavis, Inc. (a)	176,700	15,265
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(d)	2,129,558	$ 6,218
Endo Pharmaceuticals Holdings, Inc. (a)	659,710	20,886
Forest Laboratories, Inc. (a)	357,800	12,988
Hospira, Inc. (a)	363,354	12,398
Impax Laboratories, Inc. (a)	672,894	13,566
ViroPharma, Inc. (a)	87,236	2,326
Warner Chilcott PLC	988,051	14,001
Zoetis, Inc. Class A	58,300	1,516
		99,164
TOTAL HEALTH CARE		502,787
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	213,177	14,153
General Dynamics Corp.	579,350	38,411
Meggitt PLC	2,217,134	15,296
Rockwell Collins, Inc.	147,276	8,672
Textron, Inc.	1,074,745	30,910
		107,442
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	2,059,374	30,396
Building Products - 0.3%
Owens Corning (a)	511,878	21,330
Commercial Services & Supplies - 1.5%
Corrections Corp. of America	435,311	16,494
Intrum Justitia AB	922,087	14,938
Republic Services, Inc.	893,207	28,484
Sykes Enterprises, Inc. (a)	718,677	11,571
The Geo Group, Inc.	537,111	17,521
Waste Management, Inc.	424,800	15,454
		104,462
Construction & Engineering - 1.7%
AECOM Technology Corp. (a)	2,596,130	66,383
Foster Wheeler AG (a)	673,754	17,592
MasTec, Inc. (a)	178,119	5,041
URS Corp.	695,768	28,860
		117,876
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
Eaton Corp. PLC	772,925	$ 44,018
Prysmian SpA	682,000	14,594
Regal-Beloit Corp.	148,200	10,991
		69,603
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	333,610	21,401
Koninklijke Philips Electronics NV	414,234	12,902
Orkla ASA (A Shares)	1,021,800	9,015
		43,318
Machinery - 3.5%
Cummins, Inc.	184,900	21,232
GEA Group AG	304,183	11,028
Harsco Corp.	917,120	23,377
Ingersoll-Rand PLC	380,092	19,533
ITT Corp.	736,925	18,924
Oshkosh Truck Corp. (a)	561,236	21,989
PACCAR, Inc.	239,567	11,274
Pentair Ltd.	390,850	19,808
Snap-On, Inc.	178,314	14,447
Stanley Black & Decker, Inc.	754,040	57,933
Timken Co.	342,743	18,374
		237,919
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	3,435,372	7,283
Professional Services - 1.8%
Dun & Bradstreet Corp. (d)	248,008	20,223
FTI Consulting, Inc. (a)	346,552	11,263
Manpower, Inc.	658,185	33,897
Towers Watson & Co.	872,315	53,281
		118,664
Road & Rail - 0.6%
Con-way, Inc.	954,548	29,954
Quality Distribution, Inc. (a)(e)	1,634,287	12,110
		42,064
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	812,268	$ 11,867
WESCO International, Inc. (a)	286,819	20,918
		32,785
TOTAL INDUSTRIALS		933,142
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	729,461	15,005
Computers & Peripherals - 0.6%
Hewlett-Packard Co.	1,679,847	27,734
Western Digital Corp.	327,536	15,394
		43,128
Electronic Equipment & Components - 2.6%
Aeroflex Holding Corp. (a)	1,150,231	8,040
Arrow Electronics, Inc. (a)	652,125	25,055
Benchmark Electronics, Inc. (a)	462,530	8,122
Corning, Inc.	720,320	8,644
Flextronics International Ltd. (a)	7,273,160	45,166
Jabil Circuit, Inc.	2,218,289	41,948
TE Connectivity Ltd.	507,284	19,723
TTM Technologies, Inc. (a)	2,032,508	16,199
		172,897
IT Services - 1.8%
Amdocs Ltd.	525,920	18,770
Fidelity National Information Services, Inc.	548,695	20,362
Fiserv, Inc. (a)	225,703	18,126
Global Payments, Inc.	397,078	19,560
Sapient Corp. (a)	1,032,942	12,509
The Western Union Co.	1,033,732	14,710
Unisys Corp. (a)	777,754	17,274
		121,311
Office Electronics - 0.3%
Xerox Corp.	2,733,836	21,898
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	170,421	12,797
Avago Technologies Ltd.	169,700	6,070
Broadcom Corp. Class A	576,490	18,707
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,414,018	20,433
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	3,787,390	$ 32,761
Marvell Technology Group Ltd.	2,271,782	21,014
ON Semiconductor Corp. (a)	2,408,782	18,909
PMC-Sierra, Inc. (a)	2,101,862	12,149
Skyworks Solutions, Inc. (a)	598,900	14,338
		157,178
Software - 2.0%
Activision Blizzard, Inc.	1,018,749	11,604
Autodesk, Inc. (a)	276,039	10,732
BMC Software, Inc. (a)	218,237	9,068
Check Point Software Technologies Ltd. (a)	270,100	13,505
Comverse Technology, Inc.	2,655,395	11,578
Comverse, Inc.	419,922	12,127
Constellation Software, Inc.	69,400	8,697
Electronic Arts, Inc. (a)	1,451,421	22,831
Oracle Corp.	501,203	17,798
Symantec Corp. (a)	780,166	16,984
		134,924
TOTAL INFORMATION TECHNOLOGY		666,341
MATERIALS - 6.2%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	254,067	22,213
Akzo Nobel NV	225,551	15,432
Albemarle Corp.	293,686	18,006
Ashland, Inc.	656,655	51,554
Cytec Industries, Inc.	284,900	20,883
Eastman Chemical Co.	507,889	36,136
LyondellBasell Industries NV Class A	320,420	20,321
Methanex Corp.	435,608	15,666
Mexichem SAB de CV	1,628,500	9,212
Westlake Chemical Corp.	206,164	18,938
		228,361
Containers & Packaging - 1.5%
Ball Corp.	593,282	26,413
Rock-Tenn Co. Class A	755,797	59,670
Sonoco Products Co.	444,478	13,774
		99,857
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	909,000	$ 18,328
Gem Diamonds Ltd. (a)	2,582,367	6,553
Harry Winston Diamond Corp. (a)	393,939	5,814
Reliance Steel & Aluminum Co.	778,170	50,363
Walter Energy, Inc.	267,800	10,056
		91,114
TOTAL MATERIALS		419,332
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	55,091	2,228
Frontier Communications Corp. (d)	2,078,904	9,501
		11,729
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)(d)	1,107,457	7,752
Sprint Nextel Corp. (a)	2,545,404	14,331
		22,083
TOTAL TELECOMMUNICATION SERVICES		33,812
UTILITIES - 8.6%
Electric Utilities - 4.9%
Cleco Corp.	168,534	7,205
Edison International	2,022,570	97,468
Hawaiian Electric Industries, Inc.	203,219	5,481
ITC Holdings Corp.	848,712	68,746
NextEra Energy, Inc.	290,193	20,908
Northeast Utilities	2,151,379	87,626
OGE Energy Corp.	466,451	27,385
PNM Resources, Inc.	879,892	18,794
		333,613
Gas Utilities - 0.5%
Atmos Energy Corp.	285,028	10,649
ONEOK, Inc.	215,074	10,111
Questar Corp.	392,116	9,109
		29,869
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	742,460	$ 14,649
The AES Corp.	4,500,203	48,782
		63,431
Multi-Utilities - 2.3%
NiSource, Inc.	1,582,771	42,782
Sempra Energy	1,528,397	114,704
		157,486
TOTAL UTILITIES		584,399
TOTAL COMMON STOCKS (Cost $6,106,864)		6,613,320
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,571)	EUR	10,286	14,333
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (f) (Cost $4,474)		4,475	4,474
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	171,527,194	$ 171,527
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	55,579,106	55,579
TOTAL MONEY MARKET FUNDS (Cost $227,106)		227,106
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,352,015)		6,859,233
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(59,512)
NET ASSETS - 100%		$ 6,799,721
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
431 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 47,031	$ 1,848

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,100,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,887,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Citizen Bancshares, Inc.	12/21/12	$ 22,203
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Securities Lending Cash Central Fund	353
Total	$ 423
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ 14,055	$ -	$ -	$ -	$ 12,110
Ultrapetrol (Bahamas) Ltd.	4,563	1,016	214	-	-
Vitran Corp., Inc.	8,577	-	7,627	-	-
Total	$ 27,195	$ 1,016	$ 7,841	$ -	$ 12,110
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 770,502	$ 770,502	$ -	$ -
Consumer Staples	362,034	362,034	-	-
Energy	602,063	602,063	-	-
Financials	1,738,908	1,680,299	58,609	-
Health Care	502,787	502,787	-	-
Industrials	933,142	920,240	12,902	-
Information Technology	666,341	666,341	-	-
Materials	419,332	419,332	-	-
Telecommunication Services	33,812	33,812	-	-
Utilities	584,399	584,399	-	-
Corporate Bonds	14,333	-	14,333	-
U.S. Government and Government Agency Obligations	4,474	-	4,474	-
Money Market Funds	227,106	227,106	-	-
Total Investments in Securities:	$ 6,859,233	$ 6,768,915	$ 90,318	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,848	$ 1,848	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $6,399,769,000. Net unrealized appreciation aggregated $459,464,000, of which $868,730,000 related to appreciated investment securities and $409,266,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2013

1.813030.108

CAF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 32.1%
Automobiles - 2.9%
Bayerische Motoren Werke AG (BMW)	296,121	$ 29,814
Ford Motor Co.	4,753,553	61,559
Harley-Davidson, Inc.	1,955,577	102,511
		193,884
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,085,055	24,707
Hotels, Restaurants & Leisure - 4.2%
Brinker International, Inc.	1,430,048	46,820
Las Vegas Sands Corp.	721,813	39,880
Paddy Power PLC (Ireland)	1,359,658	112,799
Penn National Gaming, Inc. (a)	391,554	19,053
Whitbread PLC	642,196	26,176
Wyndham Worldwide Corp.	632,723	35,300
		280,028
Household Durables - 2.3%
M.D.C. Holdings, Inc.	1,596,355	62,769
PulteGroup, Inc. (a)	4,050,451	84,006
Ryland Group, Inc.	98,600	3,916
		150,691
Internet & Catalog Retail - 0.4%
HSN, Inc.	494,100	29,448
Leisure Equipment & Products - 1.1%
Brunswick Corp.	856,146	30,958
Polaris Industries, Inc.	510,493	44,459
		75,417
Media - 7.7%
CBS Corp. Class B	691,154	28,835
Comcast Corp. Class A (special) (non-vtg.)	4,578,447	168,166
DIRECTV (a)	1,136,838	58,138
Discovery Communications, Inc. (a)	901,258	62,529
Gannett Co., Inc.	3,198,591	62,788
Interpublic Group of Companies, Inc.	5,825,747	70,550
Lions Gate Entertainment Corp. (a)	681,583	12,487
News Corp. Class B	197,300	5,572
Time Warner, Inc.	887,960	44,860
		513,925
Specialty Retail - 9.5%
Bed Bath & Beyond, Inc. (a)	1,516,960	89,046
DSW, Inc. Class A	2,577,105	172,486
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Francescas Holdings Corp. (a)	15,400	$ 437
Home Depot, Inc.	2,026,141	135,589
Limited Brands, Inc.	544,135	26,129
Lowe's Companies, Inc.	493,250	18,837
TJX Companies, Inc.	4,251,361	192,076
		634,600
Textiles, Apparel & Luxury Goods - 3.6%
lululemon athletica, Inc. (a)	493,294	34,037
LVMH Moet Hennessy - Louis Vuitton SA	69,115	13,030
Oxford Industries, Inc. (e)	976,623	48,226
PVH Corp.	1,202,996	143,000
		238,293
TOTAL CONSUMER DISCRETIONARY		2,140,993
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	1,044,189	73,041
Food Products - 0.7%
Bunge Ltd.	584,291	46,545
Tobacco - 2.4%
Lorillard, Inc.	3,361,542	131,335
Reynolds American, Inc.	721,066	31,712
		163,047
TOTAL CONSUMER STAPLES		282,633
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	4,643,300	41,140
FINANCIALS - 14.3%
Capital Markets - 4.4%
Affiliated Managers Group, Inc. (a)	170,770	24,579
AllianceBernstein Holding LP	913,362	18,596
Ameriprise Financial, Inc.	98,600	6,539
Goldman Sachs Group, Inc.	197,687	29,230
Morgan Stanley	3,171,245	72,463
Raymond James Financial, Inc.	365,200	16,299
State Street Corp.	246,700	13,729
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	2,269,985	$ 41,995
UBS AG	3,260,264	56,623
WisdomTree Investments, Inc. (a)	1,501,167	12,985
		293,038
Commercial Banks - 3.5%
Banco Bilbao Vizcaya Argentaria SA	1,777,000	17,667
Banco Santander SA (Spain)	2,270,400	19,005
Barclays PLC	3,948,652	18,958
BNP Paribas SA	937,900	58,848
CIT Group, Inc. (a)	542,521	22,976
Comerica, Inc.	345,200	11,861
Lloyds Banking Group PLC (a)	52,332,600	42,835
Societe Generale Series A (a)	987,485	44,615
		236,765
Diversified Financial Services - 5.2%
Bank of America Corp.	8,387,448	94,946
Citigroup, Inc.	4,791,039	201,990
Moody's Corp.	591,967	32,452
The NASDAQ Stock Market, Inc.	731,300	20,710
		350,098
Insurance - 0.1%
Hartford Financial Services Group, Inc.	214,407	5,317
Real Estate Management & Development - 1.1%
Altisource Portfolio Solutions SA (a)	135,536	11,910
CBRE Group, Inc. (a)	2,761,887	59,602
		71,512
TOTAL FINANCIALS		956,730
HEALTH CARE - 14.5%
Biotechnology - 13.1%
Alexion Pharmaceuticals, Inc. (a)	357,841	33,633
Amgen, Inc.	2,806,224	239,820
ARIAD Pharmaceuticals, Inc. (a)	1,694,370	33,684
Biogen Idec, Inc. (a)	1,066,719	166,494
BioMarin Pharmaceutical, Inc. (a)	196,216	10,770
Celgene Corp. (a)	591,980	58,582
Elan Corp. PLC sponsored ADR (a)	3,460,802	36,373
Gilead Sciences, Inc. (a)	4,123,882	162,687
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Onyx Pharmaceuticals, Inc. (a)	853,982	$ 66,201
Regeneron Pharmaceuticals, Inc. (a)	385,541	67,061
		875,305
Health Care Equipment & Supplies - 0.2%
Align Technology, Inc. (a)	414,028	12,984
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	889,702	24,031
Pharmaceuticals - 0.8%
AbbVie, Inc.	631,000	23,151
Pfizer, Inc.	986,415	26,909
Zoetis, Inc. Class A	57,100	1,485
		51,545
TOTAL HEALTH CARE		963,865
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.4%
Textron, Inc.	3,292,838	94,702
Airlines - 5.0%
United Continental Holdings, Inc. (a)	10,183,636	245,933
US Airways Group, Inc. (a)(d)	6,044,053	86,309
		332,242
Industrial Conglomerates - 3.1%
3M Co.	246,627	24,798
General Electric Co.	8,099,128	180,449
		205,247
Machinery - 0.1%
Atlas Copco AB (A Shares)	394,900	11,261
Professional Services - 0.8%
Manpower, Inc.	282,800	14,564
Towers Watson & Co.	117,578	7,182
Verisk Analytics, Inc. (a)	538,210	29,688
		51,434
Road & Rail - 0.7%
Union Pacific Corp.	355,668	46,756
TOTAL INDUSTRIALS		741,642
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.5%
Finisar Corp. (a)	329,529	$ 5,108
JDS Uniphase Corp. (a)	986,405	14,313
Nokia Corp. sponsored ADR (d)	2,962,700	11,614
		31,035
Computers & Peripherals - 2.6%
Apple, Inc.	378,598	172,379
Internet Software & Services - 3.0%
eBay, Inc. (a)	3,558,819	199,045
IT Services - 2.4%
Cap Gemini SA	493,600	23,796
Computer Sciences Corp.	987,194	41,265
Visa, Inc. Class A	623,093	98,393
		163,454
Software - 0.0%
FactSet Research Systems, Inc. (d)	20,019	1,852
TOTAL INFORMATION TECHNOLOGY		567,765
MATERIALS - 4.4%
Chemicals - 4.0%
Arkema SA	78,977	9,008
Monsanto Co.	1,420,694	143,987
Sherwin-Williams Co.	158,013	25,620
Syngenta AG (Switzerland)	143,254	61,605
Valspar Corp.	358,700	23,775
		263,995
Metals & Mining - 0.4%
Walter Energy, Inc.	703,503	26,417
TOTAL MATERIALS		290,412
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Iliad SA	138,421	25,655
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	296,200	20,633
TOTAL TELECOMMUNICATION SERVICES		46,288
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	697,700	$ 52,362
TOTAL COMMON STOCKS (Cost $4,946,527)		6,083,830
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG (Cost $43,071)	187,529	46,380
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.16% (b)	629,893,025	629,893
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,559,250	49,559
TOTAL MONEY MARKET FUNDS (Cost $679,452)		679,452
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,387)	$ 2,387	2,387
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,671,437)		6,812,049
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(142,101)
NET ASSETS - 100%		$ 6,669,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,387,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 1,114
Merrill Lynch, Pierce, Fenner & Smith, Inc.	346
UBS Securities LLC	927
$ 2,387
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 350
Fidelity Securities Lending Cash Central Fund	68
Total	$ 418
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 44,569	$ 7,982	$ -	$ 146	$ 48,226
Total	$ 44,569	$ 7,982	$ -	$ 146	$ 48,226
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,187,373	$ 2,187,373	$ -	$ -
Consumer Staples	282,633	282,633	-	-
Energy	41,140	41,140	-	-
Financials	956,730	801,642	155,088	-
Health Care	963,865	963,865	-	-
Industrials	741,642	741,642	-	-
Information Technology	567,765	567,765	-	-
Materials	290,412	228,807	61,605	-
Telecommunication Services	46,288	46,288	-	-
Utilities	52,362	52,362	-	-
Money Market Funds	679,452	679,452	-	-
Cash Equivalents	2,387	-	2,387	-
Total Investments in Securities:	$ 6,812,049	$ 6,592,969	$ 219,080	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $5,676,608,000. Net unrealized appreciation aggregated $1,135,441,000, of which $1,196,547,000 related to appreciated investment securities and $61,106,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2013

1.813068.108

TQG-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Household Durables - 3.1%
PulteGroup, Inc. (a)	1,014,000	$ 21,030,360
Leisure Equipment & Products - 0.4%
Brunswick Corp.	70,600	2,552,896
Media - 4.9%
Comcast Corp. Class A	265,800	10,121,664
Discovery Communications, Inc. (a)	330,000	22,895,400
		33,017,064
Specialty Retail - 5.4%
Cabela's, Inc. Class A (a)	111,100	5,734,982
Home Depot, Inc.	197,000	13,183,240
Ross Stores, Inc.	197,000	11,760,900
TJX Companies, Inc.	121,300	5,480,334
		36,159,456
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	142,500	16,938,975
TOTAL CONSUMER DISCRETIONARY		109,698,751
CONSUMER STAPLES - 0.5%
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	55,500	3,381,615
ENERGY - 11.4%
Energy Equipment & Services - 2.5%
Schlumberger Ltd.	214,000	16,702,700
Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp.	199,000	10,503,220
Noble Energy, Inc.	118,771	12,802,326
Phillips 66	337,000	20,412,090
Pioneer Natural Resources Co.	94,900	11,154,546
Western Gas Equity Partners LP	157,800	5,327,328
		60,199,510
TOTAL ENERGY		76,902,210
FINANCIALS - 21.9%
Capital Markets - 6.9%
Ameriprise Financial, Inc.	205,000	13,595,600
State Street Corp.	233,000	12,966,450
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	545,000	$ 10,082,500
UBS AG (NY Shares)	583,500	10,135,395
		46,779,945
Diversified Financial Services - 6.2%
Bank of America Corp.	1,092,000	12,361,440
Citigroup, Inc.	706,600	29,790,256
		42,151,696
Insurance - 4.0%
Berkshire Hathaway, Inc. Class B (a)	101,000	9,789,930
The Travelers Companies, Inc.	216,000	16,947,360
		26,737,290
Real Estate Investment Trusts - 3.6%
American Tower Corp.	317,000	24,139,550
Real Estate Management & Development - 1.2%
Realogy Holdings Corp.	177,800	7,960,106
TOTAL FINANCIALS		147,768,587
HEALTH CARE - 9.4%
Biotechnology - 6.7%
Celgene Corp. (a)	70,000	6,927,200
Gilead Sciences, Inc. (a)	362,000	14,280,900
Medivation, Inc. (a)	44,490	2,418,476
Onyx Pharmaceuticals, Inc. (a)	187,600	14,542,752
Regeneron Pharmaceuticals, Inc. (a)	40,000	6,957,600
		45,126,928
Health Care Equipment & Supplies - 1.6%
The Cooper Companies, Inc.	111,200	11,270,120
Pharmaceuticals - 1.1%
Allergan, Inc.	69,000	7,245,690
Zoetis, Inc. Class A	5,800	150,800
		7,396,490
TOTAL HEALTH CARE		63,793,538
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.4%
United Technologies Corp.	107,000	9,369,990
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.7%
Eaton Corp. PLC	203,000	$ 11,560,850
Road & Rail - 7.4%
Canadian Pacific	275,000	31,748,797
J.B. Hunt Transport Services, Inc.	266,900	17,954,363
		49,703,160
Trading Companies & Distributors - 1.7%
United Rentals, Inc. (a)	225,000	11,389,500
TOTAL INDUSTRIALS		82,023,500
INFORMATION TECHNOLOGY - 19.7%
Computers & Peripherals - 1.2%
Stratasys Ltd. (a)	99,000	7,769,520
Internet Software & Services - 6.7%
eBay, Inc. (a)	356,600	19,944,638
Facebook, Inc. Class A	208,000	6,441,760
Google, Inc. Class A (a)	25,000	18,892,250
		45,278,648
IT Services - 9.0%
Cognizant Technology Solutions Corp. Class A (a)	289,000	22,594,020
MasterCard, Inc. Class A	73,200	37,946,880
		60,540,900
Semiconductors & Semiconductor Equipment - 0.7%
Cree, Inc. (a)	107,000	4,617,050
Software - 2.1%
salesforce.com, Inc. (a)	80,621	13,877,293
Workday, Inc.	9,700	518,174
		14,395,467
TOTAL INFORMATION TECHNOLOGY		132,601,585
MATERIALS - 7.2%
Chemicals - 7.2%
Eastman Chemical Co.	371,400	26,425,110
FMC Corp.	116,000	7,130,520
Monsanto Co.	146,300	14,827,505
		48,383,135
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.	1,700	$ 70,414
TOTAL MATERIALS		48,453,549
TOTAL COMMON STOCKS (Cost $583,009,109)		664,623,335
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.16% (b) (Cost $21,068,368)	21,068,368	21,068,368
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $604,077,477)		685,691,703
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(11,360,197)
NET ASSETS - 100%		$ 674,331,506
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,168
Fidelity Securities Lending Cash Central Fund	23,063
Total	$ 31,231
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $605,732,860. Net unrealized appreciation aggregated $79,958,843, of which $82,587,768 related to appreciated investment securities and $2,628,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2013

1.813012.108

FDE-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
Delphi Automotive PLC (a)	196,800	$ 7,608
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	300,000	7,158
Hotels, Restaurants & Leisure - 0.0%
Icahn Enterprises LP rights	1,900,000	0 *
Household Durables - 1.0%
Jarden Corp.	236,000	13,886
Whirlpool Corp.	100,000	11,538
		25,424
Internet & Catalog Retail - 1.0%
Expedia, Inc.	416,300	27,164
Media - 3.9%
CBS Corp. Class B	468,000	19,525
DIRECTV (a)	328,100	16,779
Lions Gate Entertainment Corp. (a)(d)	328,100	6,011
The Walt Disney Co.	250,000	13,470
Time Warner, Inc.	400,300	20,223
Virgin Media, Inc. (d)	684,500	26,962
		102,970
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	300,000	6,063
Conn's, Inc. (a)	146,710	4,172
Guess?, Inc.	98,400	2,666
Home Depot, Inc.	801,900	53,663
Lowe's Companies, Inc.	400,000	15,276
Urban Outfitters, Inc. (a)	150,000	6,419
		88,259
Textiles, Apparel & Luxury Goods - 1.7%
G-III Apparel Group Ltd. (a)	164,000	5,886
PVH Corp.	331,402	39,394
		45,280
TOTAL CONSUMER DISCRETIONARY		303,863
CONSUMER STAPLES - 10.9%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,279,400	41,401
Heineken NV (Bearer)	400,000	28,128
		69,529
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	1,292,500	$ 66,176
Kroger Co.	948,000	26,260
		92,436
Food Products - 0.7%
Ingredion, Inc.	97,400	6,435
The J.M. Smucker Co.	143,700	12,736
		19,171
Household Products - 1.6%
Procter & Gamble Co.	550,000	41,338
Tobacco - 2.4%
Imperial Tobacco Group PLC	852,941	31,722
Japan Tobacco, Inc.	393,700	12,257
Philip Morris International, Inc.	200,000	17,632
		61,611
TOTAL CONSUMER STAPLES		284,085
ENERGY - 11.3%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	196,800	12,511
Halliburton Co.	150,000	6,102
Transocean Ltd. (United States)	229,600	13,021
		31,634
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	621,600	71,577
EPL Oil & Gas, Inc. (a)	131,200	3,209
Exxon Mobil Corp.	850,100	76,483
Hess Corp.	250,000	16,790
Marathon Petroleum Corp.	449,900	33,387
Phillips 66	849,800	51,472
Royal Dutch Shell PLC Class A sponsored ADR	131,200	9,252
		262,170
TOTAL ENERGY		293,804
FINANCIALS - 14.8%
Capital Markets - 0.1%
KKR & Co. LP	164,000	2,768
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.0%
CapitalSource, Inc.	327,900	$ 2,659
Wells Fargo & Co.	659,500	22,970
		25,629
Consumer Finance - 1.5%
Discover Financial Services	1,033,400	39,672
Diversified Financial Services - 5.9%
Citigroup, Inc.	1,935,500	81,601
JPMorgan Chase & Co.	1,401,300	65,931
KKR Financial Holdings LLC	700,000	7,693
		155,225
Insurance - 5.7%
AFLAC, Inc.	233,100	12,368
Allied World Assurance Co. Holdings Ltd.	32,800	2,782
Axis Capital Holdings Ltd.	176,600	6,758
Berkshire Hathaway, Inc. Class B (a)	488,600	47,360
Lincoln National Corp.	295,200	8,555
MetLife, Inc.	922,100	34,431
The Travelers Companies, Inc.	470,100	36,884
		149,138
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	23,800	2,091
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	328,100	12,786
TOTAL FINANCIALS		387,309
HEALTH CARE - 11.6%
Biotechnology - 4.0%
Amgen, Inc.	893,600	76,367
Gilead Sciences, Inc. (a)	590,400	23,291
United Therapeutics Corp. (a)	114,800	6,187
		105,845
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	500,000	3,735
Covidien PLC	100,000	6,234
		9,969
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.0%
CIGNA Corp.	524,900	$ 30,623
McKesson Corp.	200,000	21,046
		51,669
Pharmaceuticals - 5.2%
Actavis, Inc. (a)	164,000	14,168
Eli Lilly & Co.	950,000	51,006
Merck & Co., Inc.	100,000	4,325
Mylan, Inc. (a)	459,300	12,984
Pfizer, Inc.	721,700	19,688
Sanofi SA sponsored ADR	527,400	25,674
Warner Chilcott PLC	524,924	7,438
Zoetis, Inc. Class A	22,400	582
		135,865
TOTAL HEALTH CARE		303,348
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.6%
General Dynamics Corp.	200,000	13,260
Textron, Inc.	1,027,000	29,537
		42,797
Airlines - 0.5%
US Airways Group, Inc. (a)	885,700	12,648
Building Products - 0.2%
A.O. Smith Corp.	65,600	4,545
Construction & Engineering - 0.4%
MasTec, Inc. (a)	279,000	7,896
URS Corp.	65,600	2,721
		10,617
Electrical Equipment - 0.2%
Eaton Corp. PLC	100,000	5,695
Industrial Conglomerates - 4.4%
General Electric Co.	5,136,600	114,448
Machinery - 2.2%
Ingersoll-Rand PLC	528,900	27,180
Oshkosh Truck Corp. (a)	447,400	17,529
Terex Corp. (a)	410,100	13,279
		57,988
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
Equifax, Inc.	250,000	$ 14,675
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	454,700	6,643
TOTAL INDUSTRIALS		270,056
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	4,814,100	27,537
Cisco Systems, Inc.	639,200	13,148
Motorola Solutions, Inc.	296,800	17,330
		58,015
Computers & Peripherals - 3.2%
Apple, Inc.	131,200	59,737
NCR Corp. (a)	254,300	7,062
Seagate Technology	215,600	7,326
Western Digital Corp.	165,600	7,783
		81,908
Electronic Equipment & Components - 0.5%
Corning, Inc.	990,700	11,888
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	45,000	34,006
Yahoo!, Inc. (a)	911,000	17,883
		51,889
IT Services - 4.1%
Alliance Data Systems Corp. (a)(d)	357,500	56,342
Computer Sciences Corp.	147,600	6,170
Fidelity National Information Services, Inc.	328,100	12,176
IBM Corp.	164,000	33,303
		107,991
Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co. Ltd.	34,908	46,458
Software - 4.2%
Microsoft Corp.	461,502	12,677
Oracle Corp.	2,392,800	84,968
Symantec Corp. (a)	590,500	12,855
		110,500
TOTAL INFORMATION TECHNOLOGY		468,649
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.2%
Chemicals - 2.0%
Ashland, Inc.	164,200	$ 12,891
Cytec Industries, Inc.	90,700	6,648
Eastman Chemical Co.	217,400	15,468
LyondellBasell Industries NV Class A	250,000	15,855
		50,862
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	229,600	18,127
Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	108,800	7,042
Paper & Forest Products - 0.2%
International Paper Co.	150,000	6,213
TOTAL MATERIALS		82,244
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	882,600	35,701
Nippon Telegraph & Telephone Corp. sponsored ADR	233,700	4,922
		40,623
Wireless Telecommunication Services - 1.5%
MetroPCS Communications, Inc. (a)	557,700	5,594
NTT DoCoMo, Inc. sponsored ADR (d)	360,900	5,475
Softbank Corp.	196,800	7,016
Vodafone Group PLC sponsored ADR	797,900	21,799
		39,884
TOTAL TELECOMMUNICATION SERVICES		80,507
UTILITIES - 3.8%
Electric Utilities - 3.8%
Edison International	557,300	26,856
ITC Holdings Corp.	81,700	6,618
NextEra Energy, Inc.	88,100	6,348
PNM Resources, Inc.	2,499,000	53,379
UNS Energy Corp.	147,500	6,680
		99,881
TOTAL COMMON STOCKS (Cost $2,405,219)		2,573,746
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	39,754,295	$ 39,754
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,019,193	49,019
TOTAL MONEY MARKET FUNDS (Cost $88,773)		88,773
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,493,992)		2,662,519
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(52,348)
NET ASSETS - 100%		$ 2,610,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 85
Fidelity Securities Lending Cash Central Fund	74
Total	$ 159
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 182,076,000 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $4,434,339,000. The Fund recognized a gain of $306,870,000 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $2,496,674,000. Net unrealized appreciation aggregated $165,845,000, of which $205,011,000 related to appreciated investment securities and $39,166,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013